Institutional Class | Federated International Small-Mid Company Fund

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.  After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

Average Annual Total Returns Institutional Class Federated International Small-Mid Company Fund		1 Year	5 Years	10 Years
Institutional Shares		21.66%	5.00%	5.70%
Institutional Shares Return After Taxes on Distributions		21.66%	4.55%	5.49%
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares		14.08%	4.29%	5.02%
S&P Developed ex-U.S. Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	22.04%	4.93%	6.99%
[1]	The S&P Developed ex-U.S. Small Cap Growth Index was formerly known as S&P/Citigroup EMI Growth World ex-U.S. Index. The S&P Developed ex-U.S. Small Cap Growth Index is a subset of the S&P Developed Broad Market Index. The Small Cap Index covers the lowest 15% of all publicly listed equities in the Broad Market Index within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. S&P Developed ex-U.S. Small Cap Growth Index represents approximately 3,220 small-cap companies from the developed nations in North America, Europe and Asia Pacific (excluding the United States) that exhibit strong growth characteristics.